Restructuring (Tables)	6 Months Ended
Jun. 30, 2026
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Charges

	Three Months Ended		Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
	(in thousands)
Restructuring charges	$20,904	$42,950	$30,980	$82,296
Total	$20,904	$42,950	$30,980	$82,296

Schedule of Details of Movement in Restructuring Charges

	Six Months Ended	Year Ended
	June 30, 2026	December 31, 2025
	(in thousands)
Opening provision	$12,525	$31,474
Charge during the period	30,980	75,386
Utilization	(20,308)	(94,335)
Closing provision	$23,197	$12,525